Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-Term Debt

10. Short-term debt

Short-term debt consists of the following at year-end:

	2011		2010

Bank overdrafts		$751	$419
Short-term loans (i)		89	11,322
		$840	$11,741

     (i) The 2010 balance was mainly related to the notes issued by one of the Company's subsidiaries in Venezuela for 59 million Venezuelan bolívares fuertes, equivalent to $11,132 at December 31, 2010. The notes had been issued on December 17, 2010 and matured on April 16, 2011. The notes accrued imputed interest at a monthly rate of 1.3%. On April 18, 2011 the same subsidiary in Venezuela issued notes for 57 million Venezuelan bolívares fuertes. These notes matured on October 14, 2011 and accrued imputed interest at an annual rate of 16%.

Revolving Credit Facility

     On August 3, 2011, ADBV entered into a committed revolving credit facility with Bank of America, N.A., as lender, for $50 million with a maturity date one year from the date of closing thereof. The obligations of ADBV under the revolving credit facility are jointly and severally guaranteed by certain of the Company's subsidiaries on an unconditional basis. This revolving credit facility will permit the Company to borrow money from time to time to cover its working capital needs and for other general corporate purposes. Each loan made to ADBV under the revolving credit facility will bear interest at an annual rate equal to LIBOR plus 2.50%. Interest on each loan will be payable on the date of any prepayment, at maturity and on a quarterly basis, beginning with the date that is three calendar months following the date the loan is made. No loans have been made to ADBV at the date of issuance of these consolidated financial statements.

     The revolving credit facility includes customary covenants including, among others, restrictions on the ability of ADBV, the guarantors and certain material subsidiaries to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower's or guarantor's business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) permit the consolidated net indebtedness to EBITDA ratio to be greater than 2.50 to 1 on the last day of any fiscal quarter of the borrower; and (vii) engage in transactions that violate certain anti-terrorism laws. The revolving credit facility provides for customary events of default, which, if any of them occurs, would permit or require the lender to terminate its obligation to provide loans under the revolving credit facility and/or to declare all sums outstanding under the loan documents immediately due and payable.